SCHEDULE OF REDEEMABLE NON-CONTROLLING INTEREST (Details) ¥ in Thousands, $ in Thousands	9 Months Ended		12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Mar. 31, 2024 CNY (¥)
Noncontrolling Interest [Abstract]
Balance		¥ 149,991
Issuance of redeemable non-controlling interests			147,090
Accretion to redemption value of redeemable non-controlling interests		4,986	2,901
Balance	$ 21,232	¥ 154,977	¥ 149,991